Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000229902 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000229902 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000229902 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229902 | Other
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000229903 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000229903 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000229903 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229903 | Other
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000226491 | Options
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000226491 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000226491 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000226491 | Other
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000226492 | Options
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000226492 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000226492 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000226492 | Other
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000226493 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000226493 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000226493 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226493 | Other
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000226494 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000226494 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000226494 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226494 | Other
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000246877 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000246877 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000246877 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246877 | Other
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000246876 | Options
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000246876 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000246876 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246876 | Other
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000205541 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000205541 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205541 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205541 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000205541 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000205541 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205542 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000205542 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205542 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205542 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000205542 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000205542 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205543 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000205543 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205543 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205543 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000205543 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205544 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000205544 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205544 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205544 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000205544 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043866 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000043866 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043866 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043866 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043866 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043866 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000043866 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043866 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043866 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000043865 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000043865 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043865 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000043865 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043865 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043865 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000043865 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000043865 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000043865 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000090442 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000090442 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090442 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000090442 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000090442 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090442 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000090441 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000090441 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090441 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000090441 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000090441 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090441 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000090446 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000090446 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090446 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090446 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000090446 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090446 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000090445 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000090445 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090445 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090445 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000090445 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090445 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000090444 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000090444 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090444 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000090444 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000090444 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090444 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000090443 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000090443 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090443 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000090443 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000090443 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000090443 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247618 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000247618 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247618 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000247618 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247618 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247618 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247618 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247618 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247618 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247618 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247618 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247620 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000247620 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247620 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000247620 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247620 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247620 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247620 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247620 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247620 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247620 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247620 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247619 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	62.30%
C000247619 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247619 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000247619 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000247619 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000247619 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247619 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247619 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247619 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247619 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247619 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247623 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000247623 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247623 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247623 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247623 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247623 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247621 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000247621 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247621 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247621 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247621 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247621 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247621 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247622 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000247622 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247622 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000247622 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247622 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247622 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000247622 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000247622 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247626 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247626 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247626 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247626 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247626 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247626 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000247626 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247626 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247628 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247628 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247628 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247628 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247628 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247628 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000247628 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247628 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247627 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247627 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000247627 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247627 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247627 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247627 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000247627 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247627 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247630 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	78.40%
C000247630 | AAA
Holdings [Line Items]
Percent of Total Investments	9.90%
C000247630 | AA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247630 | A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247630 | BBB
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247630 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247630 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247630 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247630 | IndustryMachinery Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247630 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247630 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247630 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247630 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247630 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247630 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247630 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000247630 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247630 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247630 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247630 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247630 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247630 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247632 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	78.40%
C000247632 | AAA
Holdings [Line Items]
Percent of Total Investments	9.90%
C000247632 | AA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247632 | A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247632 | BBB
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247632 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247632 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247632 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247632 | IndustryMachinery Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247632 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247632 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247632 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247632 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247632 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247632 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247632 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000247632 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247632 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247632 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247632 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247632 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247632 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247629 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	78.40%
C000247629 | AAA
Holdings [Line Items]
Percent of Total Investments	9.90%
C000247629 | AA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247629 | A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247629 | BBB
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247629 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247629 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247629 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247629 | IndustryMachinery Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247629 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247629 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000247629 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000247629 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247629 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247629 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247629 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000247629 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247629 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247629 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247629 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247629 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247629 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247634 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247634 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247634 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247634 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247634 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247634 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000247634 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000247634 | France
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000247634 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247634 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247634 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000247634 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247634 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247635 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247635 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247635 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247635 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247635 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247635 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000247635 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000247635 | France
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000247635 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247635 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247635 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000247635 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247635 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247636 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247636 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000247636 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247636 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247636 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247636 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000247636 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000247636 | France
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000247636 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247636 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247636 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000247636 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247636 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000247638 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247638 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247638 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247638 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247638 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247638 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247638 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247638 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247640 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247640 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247640 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247640 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247640 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247640 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247640 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247640 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247637 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247637 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247637 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247637 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247637 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247637 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000247637 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247637 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247643 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247643 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247643 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247643 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247643 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247643 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000247643 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247643 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247643 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247641 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247641 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247641 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247641 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247641 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247641 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000247641 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247641 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247641 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247642 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247642 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000247642 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000247642 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247642 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247642 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000247642 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247642 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247642 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000131266 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131266 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131266 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131266 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131266 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131266 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000131266 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131266 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131266 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131265 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000131265 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000131265 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131265 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000131265 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131265 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000131265 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000131265 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000131265 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000247647 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000247647 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247647 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247647 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247647 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000247647 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247647 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247647 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000247647 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247647 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247645 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000247645 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247645 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247645 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247645 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000247645 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247645 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247645 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000247645 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247645 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247648 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000247648 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000247648 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247648 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000247648 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000247648 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247648 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247648 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000247648 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247648 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247652 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247652 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247652 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247652 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247652 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247652 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000247652 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247650 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247650 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247650 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247650 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247650 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247650 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000247650 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247649 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000247649 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000247649 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000247649 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247649 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247649 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000247649 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247649 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086779 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000086779 | International Equity FundLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000086780 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000086780 | Global Equity FundLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000086781 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000086781 | Equity FundLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000086782 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000086782 | Equity FundLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000086783 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000086783 | International Equity FundLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000110363 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000110363 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110363 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110363 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110363 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000110363 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110363 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000110362 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000110362 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110362 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110362 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110362 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000110362 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110362 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000110365 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000110365 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110365 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110365 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000110365 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110365 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110365 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000110364 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000110364 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110364 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110364 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000110364 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000110364 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110364 | Asset Allocation FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117545 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117545 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117545 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000117544 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117544 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117544 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000043353 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000043353 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000043353 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000043353 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000043353 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043353 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043353 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043353 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000043352 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000043352 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000043352 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000043352 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000043352 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043352 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000043352 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043352 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000007727 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007727 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007727 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007727 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007727 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007727 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000007727 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007727 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007727 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007726 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007726 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007726 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007726 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007726 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000007726 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000007726 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007726 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007726 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211425 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000211425 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211425 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211425 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000211425 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211425 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211425 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211425 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211425 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211425 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211425 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211424 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	65.20%
C000211424 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211424 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211424 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000211424 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211424 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000211424 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211424 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211424 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000211424 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211424 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124875 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124875 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124875 | Global Multi-Asset FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000124874 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124874 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124874 | Global Multi-Asset FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000167348 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000167348 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167348 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167348 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000167348 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000167347 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000167347 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167347 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167347 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000167347 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000087493 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	57.90%
C000087493 | AAA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000087493 | AA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000087493 | A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087493 | BBB
Holdings [Line Items]
Percent of Total Investments	9.10%
C000087493 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000087493 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087493 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087493 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000087493 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000087493 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000087493 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087493 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000087493 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087493 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087493 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000087493 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087493 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087493 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087493 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000087493 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087493 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087492 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	57.90%
C000087492 | AAA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000087492 | AA
Holdings [Line Items]
Percent of Total Investments	18.70%
C000087492 | A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000087492 | BBB
Holdings [Line Items]
Percent of Total Investments	9.10%
C000087492 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
C000087492 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087492 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087492 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000087492 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.50%
C000087492 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000087492 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087492 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000087492 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087492 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087492 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000087492 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087492 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087492 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087492 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000087492 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087492 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000046810 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000046810 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000046810 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000046810 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000046810 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000046810 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000046810 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046810 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000046810 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000046810 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000046810 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000046810 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000046810 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000046809 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000046809 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000046809 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000046809 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000046809 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000046809 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000046809 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000046809 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000046809 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000046809 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000046809 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000046809 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000046809 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167352 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000167352 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167352 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167352 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000167351 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	67.70%
C000167351 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167351 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167351 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000007723 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007723 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007723 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007723 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007723 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007723 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000007723 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007723 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007723 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007722 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000007722 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007722 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007722 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007722 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007722 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000007722 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007722 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007722 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043860 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000043860 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043860 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043860 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043860 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043860 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000043860 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043860 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043860 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043860 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043860 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043859 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000043859 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000043859 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043859 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043859 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000043859 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000043859 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043859 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043859 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043859 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043859 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236984 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236984 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236984 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236984 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000236984 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236984 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000236984 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236984 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236983 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236983 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236983 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236983 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000236983 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236983 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000236983 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236983 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131268 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131268 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000131268 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131268 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131268 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131268 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000131268 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131268 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000131267 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000131267 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000131267 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131267 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131267 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000131267 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000131267 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000131267 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000153125 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153125 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153125 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153125 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153125 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000153125 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000153125 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153125 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153125 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000153125 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000153125 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153125 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153125 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153125 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153125 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153125 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153124 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000153124 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153124 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000153124 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000153124 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153124 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000153124 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000153124 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000153124 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153124 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000153124 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000153124 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153124 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153124 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000153124 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153124 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153124 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099225 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099225 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099225 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000099224 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099224 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099224 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000007733 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007733 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007733 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007733 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007733 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007733 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000007733 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007733 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007733 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007732 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000007732 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007732 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007732 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007732 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007732 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000007732 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007732 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000007732 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153123 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153123 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153123 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153123 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153123 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153123 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000153123 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153123 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000153123 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153122 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153122 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000153122 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153122 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153122 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153122 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000153122 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153122 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000153122 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099223 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000099223 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099223 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099222 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000099222 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099222 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000124879 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124879 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124879 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124878 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124878 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124878 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043868 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043868 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043868 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043868 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043868 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043868 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043868 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043868 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043868 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043868 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000043868 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000043868 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043868 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043868 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043868 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043868 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043868 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043867 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000043867 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000043867 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043867 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000043867 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043867 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043867 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000043867 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043867 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043867 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000043867 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000043867 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000043867 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043867 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043867 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043867 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043867 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000062038 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000062038 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062038 | China
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000062038 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000062038 | India
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000062038 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062038 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062038 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000062038 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062038 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000062038 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000062037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062037 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000062037 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000062037 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000062037 | China
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000062037 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000062037 | India
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000062037 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000062037 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062037 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000062037 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062037 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000062037 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062035 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062035 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000062035 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062035 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062035 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062035 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000062035 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000062035 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000062035 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000062035 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062035 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000062035 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062035 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062035 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062036 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000062036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000062036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062036 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000062036 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000062036 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000062036 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000062036 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000062036 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000062036 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062036 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000062036 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000062036 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062036 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062032 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000062032 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062032 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062032 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062032 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062032 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000062032 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062032 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062031 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000062031 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062031 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000062031 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062031 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000062031 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000062031 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062031 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062034 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000062034 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062034 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000062034 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062034 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062034 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000062034 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062034 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000062034 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000062033 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062033 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000062033 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062033 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062033 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000062033 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000062033 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000062033 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007713 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000007713 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007713 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007713 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007713 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000007713 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007712 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000007712 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007712 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007712 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007712 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000007712 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007717 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000007717 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007717 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007717 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000007717 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000007717 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007716 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000007716 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007716 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007716 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000007716 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000007716 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007715 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000007715 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007715 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007715 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000007715 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000007715 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007714 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000007714 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000007714 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007714 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000007714 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000007714 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007707 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007707 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007707 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000007707 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007707 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000007706 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007706 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007706 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000007706 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007706 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000131273 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131273 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131273 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131273 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131273 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131273 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000131273 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131273 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131273 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131273 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131273 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131273 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131273 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131273 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000131274 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131274 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131274 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131274 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000131274 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000131274 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000131274 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131274 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000131274 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000131274 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000131274 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131274 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131274 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000131274 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241300 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	56.30%
C000241300 | AAA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000241300 | AA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241300 | A
Holdings [Line Items]
Percent of Total Investments	13.60%
C000241300 | BBB
Holdings [Line Items]
Percent of Total Investments	11.80%
C000241300 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241300 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000241300 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241300 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241300 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241300 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241300 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241300 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241300 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241300 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241300 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241300 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000241300 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000241300 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000241300 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241300 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241300 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241300 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241300 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241300 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241301 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	56.30%
C000241301 | AAA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000241301 | AA
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241301 | A
Holdings [Line Items]
Percent of Total Investments	13.60%
C000241301 | BBB
Holdings [Line Items]
Percent of Total Investments	11.80%
C000241301 | Not Rated
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241301 | BB
Holdings [Line Items]
Percent of Total Investments	0.20%
C000241301 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241301 | CCC
Holdings [Line Items]
Percent of Total Investments	0.10%
C000241301 | C
Holdings [Line Items]
Percent of Total Investments	0.00%
C000241301 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241301 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241301 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241301 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241301 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241301 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241301 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241301 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000241301 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000241301 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000241301 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241301 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000241301 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241301 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241301 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241301 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087497 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087497 | BBB
Holdings [Line Items]
Percent of Total Investments	9.70%
C000087497 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087497 | BB
Holdings [Line Items]
Percent of Total Investments	55.00%
C000087497 | B
Holdings [Line Items]
Percent of Total Investments	22.50%
C000087497 | CCC
Holdings [Line Items]
Percent of Total Investments	9.80%
C000087497 | CC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087497 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087497 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087497 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087497 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087497 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087497 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087497 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087497 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087497 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000087497 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087497 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000087497 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087497 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087497 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087497 | AssetMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087496 | U.S. Government
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087496 | BBB
Holdings [Line Items]
Percent of Total Investments	9.70%
C000087496 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087496 | BB
Holdings [Line Items]
Percent of Total Investments	55.00%
C000087496 | B
Holdings [Line Items]
Percent of Total Investments	22.50%
C000087496 | CCC
Holdings [Line Items]
Percent of Total Investments	9.80%
C000087496 | CC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087496 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087496 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087496 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000087496 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087496 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087496 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087496 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087496 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087496 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.30%
C000087496 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087496 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000087496 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087496 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000087496 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087496 | AssetMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%